SEGMENT AND GEOGRAPHIC AREA INFORMATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment property	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Number of reportable segments | segment	1
Number of operating segments | segment	2
Number of idle real estate properties purchased | property	2
Revenues	$ 450,634	$ 4,466,233	$ 5,868,725
Hospitality business
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenues	$ 0
PRC
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Percentage of revenue from real estate agent income	96.00%	99.00%	98.00%
Percentage of revenue from the total consolidated revenue	96.00%	100.00%	100.00%
Revenues	$ 434,371	$ 4,446,764	$ 5,868,725
UK
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Percentage of value of the assets from the total consolidated assets	79.00%	37.00%	0.00%
Revenues	$ 16,263	$ 19,469